Fees Summary	Jan. 27, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 172,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	23,822.25
Total Offset Amount	0.00
Net Fee	23,822.25
Narrative - Max Aggregate Offering Price	$ 172,500,000.00
Narrative - Max Aggregate Offering Amount | shares	17,250,000
Final Prospectus	true